Financial instruments - Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Fair Value of Financial Instruments [Line Items]
Total unrealized gain (loss) on derivative financial instruments	$ 1,255	$ 4,882	$ 3,000	$ 9,851
Gain on derivative financial instruments	58	1,039	191	3,205
Renewable energy sales	(85)	(1,495)	(718)	(3,851)
Gain (loss) on derivative instruments	(27)	(456)	(527)	(646)
Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Total unrealized gain (loss) on derivative financial instruments	1,843	84	257	1,190
Energy derivative contracts	(1,887)	(1,537)	(1,783)	(3,830)
Loss on derivative financial instruments not accounted for as hedges	(44)	(1,453)	(1,526)	(2,640)
Amortization of AOCI gains frozen as a result of hedge dedesignation	17	997	999	1,994
Not Designated as Hedging Instrument | Energy derivative contracts
Fair Value of Financial Instruments [Line Items]
Total unrealized gain (loss) on derivative financial instruments	1,843	84	1,147	62
Energy derivative contracts	(1,887)	(1,537)	(1,783)	(3,830)
Not Designated as Hedging Instrument | Commodity contracts
Fair Value of Financial Instruments [Line Items]
Total unrealized gain (loss) on derivative financial instruments	$ 0	$ 0	$ (890)	$ 1,128